Commitments, Contingencies and Off-Balance Sheet Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Rent expense	$ 44.3	$ 29.5	$ 19.7
2021	27.4
2022	17.0
2023	10.2
2024	8.6
2025	6.6
Thereafter	2.4
Total	72.2
Third Party Credit Card Theft
Credit card theft, loss		$ 2.6
Real Estate
Total	$ 24.7